Note 7 - Cash and Restricted Cash	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of restricted cash and cash equivalents [text block]

Note 7: Cash and restricted cash

Cash and restricted cash held by the Company were as follows:

	At December 31
	2024	2023
Cash	$4,912	$7,313
Restricted cash	144	144
	$5,056	$7,457

Restricted cash includes an amount of $75 ( December 31, 2023 – $75) in connection with an irrevocable standby letter of credit in favor of Kitikmeot Inuit Association in connection with the Company’s Committee Bay project. The balance are mainly GIC’s held with financial institutions as security for the Company credit cards. Restricted cash is classified as a non-current asset and is not available for use within one year of the date of the consolidated statements of financial position.